CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended					142 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,338,569)	$ (4,723,645)	$ (19,798,058)	$ (3,510,515)	$ (6,816,751)	$ (6,795,564)	$ (9,716,014)	$ (70,285,605)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in allowance for doubtful accounts	9,629	(4,057)	42,625	36,378	23,672
Depreciation and amortization	332,947	224,671	1,179,160	631,181	440,178	362,246	442,505	3,141,160
Loss on disposal of equipment						0	0	27,087
Non-cash interest expense - amortization of debt discount	(33,952)	163,920	614,450	508,846	0	2,819,549	2,546,246	9,421,931
Deferred Offering Expense						0	611,048	0
Write-down of inventories						17,986	0	74,399
Stock-based compensation	169,263	1,221,231	2,047,731	305,180	410,961	205,460	365,089	1,576,088
Change in value of preferred stock warrant liability including cumulative effect of change in accounting principle						(1,458,848)	(1,242,962)	(524,505)
Stock Issued For Technology License						0	0	30,000
Change in fair value of derivative liabilities	(193,093)	220,314	(492,311)	(470,466)	572,313
Change in fair value of contingent consideration			4,334,932	0	0
Settlement of contingency			471,250	0	0
Amortization of deferred costs	42,753	34,109	136,436	201,875	263,337
Deferred income tax provision	4,890	4,609	18,000	18,000	14,000
Effect of amendment to contingent consideration	1,006,159	0
Loss on extinguishment of debt	19,867	0				0	0	111,080
Effect of issuance of warrants for term loan modification	303,517	0
Loss (Gain) on disposal of assets	7,837	(19,275)	84,336	(41,065)	7,567
Inducement expense	0	1,513,371	1,513,371	0
Gain on debt restructuring			0	(576,677)	0
Change in assets and liabilities net of effects from acquisition of Angel business:
Prepaid expenses and other current assets	(809,648)	283,233	60,105	(85,181)	(305,604)	571,013	(507,362)	(71,541)
Accounts and other receivables, net	(642,062)	(333,406)	(260,510)	(944,589)	(1,050,139)	(7,159)	(33,690)	(120,619)
Accounts payable						(74,877)	75,857	308,105
Accrued expenses						(58,731)	(263,009)	100,523
Inventory	235,852	36,333	(602,108)	79,825	549,037	(9,413)	11,539	(125,605)
Accounts payable and accrued expenses	677,807	(296,297)	(83,767)	(1,055,983)	2,356,062
Deferred revenues	0	1,169,638	(654,721)	654,721	0
Other liabilities	(6,782)	(3,280)	(3,740)	8,981	0
Deferred rent						(65,055)	(63,483)	123,059
Net cash used in operating activities	(4,213,585)	(508,531)	(11,392,819)	(4,239,489)	(3,535,367)	(4,493,393)	(7,774,236)	(56,214,443)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(100,000)	(275,818)	(2,087,562)	(66,430)	(774,625)
Payment for acquisition of Angel business	0	24,563	24,563	0	(2,000,000)
Proceeds from sale of equipment	82,794	105,053	471,289	89,251	54,632	0	0	44,281
Purchase of property and equipment						(2,424)	(130,485)	(3,745,097)
Net cash provided by (used in) investing activities	(17,206)	(146,202)	(1,591,710)	22,821	(2,719,993)	(2,424)	(130,485)	(3,700,816)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of debt	4,249,329	0	0	2,100,000	0	1,605,381	0	18,218,623
Redemption of preferred stock	0	(169,986)	(169,986)	0	0
Proceeds from issuance of common stock, net	4,851,738	6,026,000	9,493,906	3,774,330	1,900,605	0	1,000	52,227
Repayment of note payable	(270,000)	0	0	(2,641,506)	(506,703)	(21,718)	(2,009,624)	(4,722,829)
Proceeds from option and warrant exercises	0	1,070,260	4,066,959	191,026	165,703
Dividends paid on preferred stock	0	(36,595)	(36,595)	0	0
Proceeds from issuance of convertible debt, net			0	2,400,000	0
Debt issuance cost						0	0	(53,603)
Payments on capital lease obligations						(16,966)	(15,298)	(270,974)
Proceeds from issuance of preferred stock, net of issuance costs						0	0	46,853,427
Proceeds from sale of preferred stock and warrants, net			0	0	3,227,124
Net cash provided by financing activities	8,831,067	6,889,679	13,354,284	5,823,850	4,786,729	1,566,697	(2,023,922)	60,076,871
Net increase (decrease) in cash	4,600,276	6,234,946	369,755	1,607,182	(1,468,631)	(2,929,120)	(9,928,643)	161,612
Cash, beginning of period	2,615,805	2,246,050	2,246,050	638,868	2,107,499	3,090,732	13,019,375
Cash, end of period	7,216,081	8,480,996	2,615,805	2,246,050	638,868	161,612	3,090,732	161,612
Supplemental cash flow information
Cash paid for interest			342,000	424,000	371,000	1,914	86,664	1,075,795
Noncash investing and financing activities:
Conversion of bridge notes and accrued interest						0	0	5,093,533
Acquisition of property and equipment under capital leases						$ 0	$ 0	$ 275,254